Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of year	$ 13,046	$ 12,732	$ 11,765
Subsequent reversal and utilization of valuation allowance	(81)	(87)	(17)
Changes to valuation allowance	575	1,585	723
Expirations	(221)	(1,720)
Exchange differences	288	536	261
Balance at end of year	$ 13,607	$ 13,046	$ 12,732